Subsequent Event - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2021 CAD ($) shares	Dec. 31, 2020
Subsequent Events [Line Items]
Number of share options exercised	10,020,001	7,490,999
Number of share options granted	17,400,000	9,555,000
Major ordinary share transactions [member]
Subsequent Events [Line Items]
Number of share options exercised	125,000
Proceeds from exercise of stock options | $	$ 350
Number of share options granted	94,227